Marketable Securities – InterCure Ltd (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities – Intercure Ltd [Line Items]
Shares held		473,998	473,998
Percentage of shares hold		1.04%	1.04%
Aggregate consideration (in Dollars)	$ 404
InterCure Ltd [Member]
Marketable Securities – Intercure Ltd [Line Items]
Sold share	241,983